Concentrations and Risks - Schedule of the Customers Accounting of Total Payables to Customers (Details) - Customer Concentration Risk [Member] - Payables [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Customer J [Member]
Concentration Risk [Line Items]
Payables to customers	$ 1,567	$ 1,568
Payables to customers percentage	24.00%	31.00%
Customer K [Member]
Concentration Risk [Line Items]
Payables to customers	$ 1,404	$ 1,404
Payables to customers percentage	22.00%	28.00%
Customer L [Member]
Concentration Risk [Line Items]
Payables to customers	$ 657	$ 655
Payables to customers percentage	10.00%	13.00%